S&P SMALLCAP INDEX FUND

Portfolio of Investments (Unaudited)

November 30, 2021

Security Description	Shares	Value
Common Stock (106.43%)

Basic Materials (5.03%)
AdvanSix Inc	1,999	$90,535
Allegheny Technologies Inc*	8,370	119,189
American Vanguard Corp	1,902	27,218
Arconic Corp*	6,331	169,164
Balchem Corp	2,095	331,010
Carpenter Technology Corp	2,804	77,054
Century Aluminum Co*	3,565	47,165
Clearwater Paper Corp*	1,183	47,616
Ferro Corp*	5,477	115,674
GCP Applied Technologies Inc*	3,238	75,575
Glatfelter Corp	3,163	52,095
Hawkins Inc	1,354	44,926
HB Fuller Co	3,369	246,476
Innospec Inc	1,642	133,330
Kaiser Aluminum Corp	1,057	94,316
Koppers Holdings Inc*	1,482	44,756
Kraton Corp*	2,121	97,693
Livent Corp*	9,782	296,297
Mercer International Inc	2,867	30,677
Neenah Inc	1,088	50,581
Quaker Chemical Corp	854	194,584
Rayonier Advanced Materials Inc*	3,576	19,596
Rogers Corp*	1,243	338,866
Schweitzer-Mauduit International Inc	2,067	59,323
Stepan Co	1,381	155,653
Trinseo PLC	2,559	120,862
Unifi Inc*	1,046	21,307
Total Basic Materials		3,101,538

Communications (4.36%)
ADTRAN Inc	3,425	69,802
AMC Networks Inc*	1,982	76,525
ATN International Inc	779	29,766
CalAmp Corp*	2,444	22,436
Cogent Communications Holdings Inc	2,815	210,928
Consolidated Communications Holdings Inc*	5,162	38,818
ePlus Inc*	899	94,836
The EW Scripps Co	3,903	72,323
Extreme Networks Inc*	7,992	107,892
Gannett Co Inc*	9,383	47,947
Harmonic Inc*	6,868	73,831
HealthStream Inc*	1,832	42,539
InterDigital Inc	1,985	134,801
Liquidity Services Inc*	1,928	43,708
Meredith Corp*	2,672	157,648
NETGEAR Inc*	1,998	53,427
Perficient Inc*	2,197	301,055
Plantronics Inc*	2,344	59,819
QuinStreet Inc*	3,238	49,574
Scholastic Corp	1,976	74,377
Shenandoah Telecommunications Co	3,229	81,984
Shutterstock Inc	1,371	156,308
TechTarget Inc*	1,557	150,453
Viavi Solutions Inc*	14,793	219,084
Vonage Holdings Corp*	15,519	319,999
Total Communications		2,689,880

Consumer, Cyclical (15.74%)
Abercrombie & Fitch Co*	4,152	149,472
Allegiant Travel Co*	873	151,221
American Axle & Manufacturing Holdings Inc*	7,476	66,237
America's Car-Mart Inc*	397	38,962
Asbury Automotive Group Inc*	1,250	204,550
Barnes & Noble Education Inc*	2,006	14,082
Bed Bath & Beyond Inc*	6,880	126,110
Big Lots Inc	2,184	94,742
BJ's Restaurants Inc*	1,372	40,968
Bloomin' Brands Inc*	5,356	94,641
Boot Barn Holdings Inc*	1,930	236,116
Brinker International Inc*	3,014	104,284
The Buckle Inc	1,891	88,953
Caleres Inc	2,523	59,568
The Cato Corp	1,556	25,596
Cavco Industries Inc*	571	169,867
Century Communities Inc	1,701	120,890
The Cheesecake Factory Inc*	2,449	93,846
Chico's FAS Inc*	8,496	48,682
The Children's Place Inc*	943	81,598
Chuy's Holdings Inc*	1,345	38,548
Conn's Inc*	1,366	29,888
Cooper-Standard Holdings Inc*	1,206	27,847
Daktronics Inc*	3,035	14,811
Dave & Buster's Entertainment Inc*	3,158	102,572
Designer Brands Inc*	3,952	54,063
Dine Brands Global Inc*	1,098	78,858
Dorman Products Inc*	1,852	205,535
El Pollo Loco Holdings Inc*	1,399	17,655
Ethan Allen Interiors Inc	1,450	32,625
Fiesta Restaurant Group Inc*	1,450	13,529
Fossil Group Inc*	3,328	39,770
Genesco Inc*	1,020	64,464
Gentherm Inc*	2,195	185,368
G-III Apparel Group Ltd*	2,872	85,126
GMS Inc*	2,817	157,386
Group 1 Automotive Inc	1,100	214,225
Guess? Inc	2,510	56,601
Haverty Furniture Cos Inc	1,111	33,230
Hawaiian Holdings Inc*	3,036	55,498
Hibbett Inc	1,106	86,213
HNI Corp	2,445	96,602
Installed Building Products Inc	1,478	190,795
Interface Inc	4,184	59,664
iRobot Corp*	1,874	142,255
Kontoor Brands Inc	3,132	168,877
La-Z-Boy Inc	3,092	103,242
LCI Industries	1,627	247,743
LGI Homes Inc*	1,421	204,141
Lumber Liquidators Holdings Inc*	1,940	29,760
M/I Homes Inc*	1,897	106,023
Macy's Inc(a)	20,082	572,337
The Marcus Corp*	1,646	28,756
MarineMax Inc*	1,536	81,823
MDC Holdings Inc	3,636	173,946
Meritage Homes Corp*	2,469	278,651
Meritor Inc*	4,861	122,935
Methode Electronics Inc	2,510	111,620
Monarch Casino & Resort Inc*	854	57,534
Motorcar Parts of America Inc*	1,357	21,766
Movado Group Inc	1,175	52,722
The ODP Corp*	3,541	133,708
Oxford Industries Inc	1,123	107,291
PC Connection Inc	791	34,677
PetMed Express Inc	1,445	39,535
PriceSmart Inc	1,558	111,740
Red Robin Gourmet Burgers Inc*	926	15,094
Regis Corp*	1,731	4,708
Resideo Technologies Inc*	8,667	226,122
Ruth's Hospitality Group Inc*	1,944	33,048
Sally Beauty Holdings Inc*	7,446	145,867
ScanSource Inc*	1,809	56,531
Shake Shack Inc*	2,372	173,132
Shoe Carnival Inc	1,280	50,048
Signet Jewelers Ltd	3,385	328,821
SkyWest Inc*	3,356	131,455
Sleep Number Corp*	1,641	130,919
Sonic Automotive Inc	1,578	70,868
Standard Motor Products Inc	1,301	65,102
Steven Madden Ltd	5,003	237,392
Titan International Inc*	3,341	23,019
Tupperware Brands Corp*	3,285	51,377
UniFirst Corp	1,013	194,141
Universal Electronics Inc*	997	36,091
Vera Bradley Inc*	1,892	17,993
Veritiv Corp*	911	114,822
Vista Outdoor Inc*	3,876	169,265
Wabash National Corp	3,495	58,367
Winnebago Industries Inc	2,254	162,784
Wolverine World Wide Inc	5,476	170,468
World Fuel Services Corp	4,080	101,959
Zumiez Inc*	1,394	63,789
Total Consumer, Cyclical		9,715,522

Consumer, Non-Cyclical (18.20%)
The Aaron's Co Inc	2,245	49,839
ABM Industries Inc	4,338	195,210
Addus HomeCare Corp*	991	86,435
Adtalem Global Education Inc*	3,189	94,618
Alarm.com Holdings Inc*	2,918	232,827
American Public Education Inc*	1,102	20,817
AMN Healthcare Services Inc*,(a)	3,051	347,845
Amphastar Pharmaceuticals Inc*	2,454	48,000
The Andersons Inc	2,041	69,353
AngioDynamics Inc*	2,694	69,371
ANI Pharmaceuticals Inc*	753	30,978
Anika Therapeutics Inc*	1,022	39,991
Arlo Technologies Inc*	5,260	40,765
Avanos Medical Inc*	3,101	93,557
B&G Foods Inc	4,291	129,288
Calavo Growers Inc	1,095	44,391
Cal-Maine Foods Inc	2,229	80,378
Cara Therapeutics Inc*	1,387	18,281
Cardiovascular Systems Inc*	2,591	51,820
Celsius Holdings Inc*	1,764	120,675
Central Garden & Pet Co* - Class A	2,610	113,144
Central Garden & Pet Co*	702	33,822
The Chefs' Warehouse Inc*	1,825	56,703
Coca-Cola Consolidated Inc	308	175,736
Coherus Biosciences Inc*	4,320	80,222
Collegium Pharmaceutical Inc*	1,483	26,071
Community Health Systems Inc*	7,521	90,478
CONMED Corp	1,871	245,962
Corcept Therapeutics Inc*	6,992	146,832
CoreCivic Inc*	7,761	83,586
CorVel Corp*	641	120,508
Covetrus Inc*	6,600	118,668
Cross Country Healthcare Inc*	2,325	60,822
CryoLife Inc*	2,686	46,172
Cutera Inc*	1,019	35,522
Cytokinetics Inc*	4,349	171,090
Deluxe Corp	2,788	94,346
Eagle Pharmaceuticals Inc*	724	34,520
Edgewell Personal Care Co	3,507	148,907
elf Beauty Inc*	2,547	76,716
Enanta Pharmaceuticals Inc*	1,144	100,992
Endo International PLC*	14,456	80,954
The Ensign Group Inc	3,398	259,369
EVERTEC Inc	4,010	168,380
Forrester Research Inc*	760	42,894
Fresh Del Monte Produce Inc	1,961	48,554
Fulgent Genetics Inc*	811	75,845
Glaukos Corp*	2,792	120,140
Green Dot Corp*	3,393	121,809
Hanger Inc*	2,674	45,110
Heidrick & Struggles International Inc	1,373	59,272
Heska Corp*	538	86,596
Innoviva Inc*	4,184	69,956
Inogen Inc*	1,194	36,477
Integer Holdings Corp*	2,197	175,189
Inter Parfums Inc	1,165	102,322
Invacare Corp*	2,727	7,472
J & J Snack Foods Corp	883	120,600
John B Sanfilippo & Son Inc	629	51,830
The Joint Corp*	851	68,012
Kelly Services Inc	2,377	40,076
Korn Ferry	3,492	254,008
LeMaitre Vascular Inc	1,174	54,931
Magellan Health Inc*	1,559	147,778
Medifast Inc	695	142,989
MEDNAX Inc*	5,538	136,013
Meridian Bioscience Inc*	2,867	57,082
Merit Medical Systems Inc*	3,169	199,203
MGP Ingredients Inc	853	66,517
ModivCare Inc*	822	112,639
Monro Inc	2,226	124,701
Myriad Genetics Inc*	4,997	129,222
National Beverage Corp	1,539	79,936
Natus Medical Inc*	2,190	49,494
NeoGenomics Inc*,(a)	7,328	251,057
Omnicell Inc*,(a)	2,815	498,255
OraSure Technologies Inc*	4,421	41,248
Organogenesis Holdings Inc*	3,226	32,454
Orthofix Medical Inc*	1,364	41,752
Owens & Minor Inc	4,502	180,080
Pacira BioSciences Inc*	2,858	150,388
The Pennant Group Inc*	1,684	34,236
Perdoceo Education Corp*	4,611	45,418
Performance Food Group Co*	1,333	53,733
Phibro Animal Health Corp	1,453	28,464
Prestige Consumer Healthcare Inc*	2,853	159,625
Quanex Building Products Corp	2,375	50,754
RadNet Inc*	2,988	80,556
REGENXBIO Inc*	1,997	63,904
Rent-A-Center Inc	3,850	170,055
Resources Connection Inc	2,156	37,040
Select Medical Holdings Corp	6,976	187,306
Seneca Foods Corp*	442	18,878
The Simply Good Foods Co*	5,604	207,180
SpartanNash Co	2,603	62,290
Spectrum Pharmaceuticals Inc*	8,092	12,785
Strategic Education Inc	1,590	85,065
Supernus Pharmaceuticals Inc*	3,522	105,554
Surmodics Inc*	970	42,612
Tactile Systems Technology Inc*	1,362	26,559
Team Inc*	2,174	2,935
Tivity Health Inc*	2,501	59,574
TrueBlue Inc*	2,412	62,760
United Natural Foods Inc*	3,630	180,484
Universal Corp	1,631	75,956
US Physical Therapy Inc	855	73,513
USANA Health Sciences Inc*	735	73,294
Vanda Pharmaceuticals Inc*	3,820	61,884
Varex Imaging Corp*	2,748	78,455
Vector Group Ltd	8,486	131,872
Vericel Corp*	2,991	111,295
Viad Corp*	1,455	61,561
WD-40 Co	885	198,550
Xencor Inc*	3,632	131,551
Total Consumer, Non-Cyclical		11,231,560

Energy (4.67%)
Archrock Inc	8,479	62,660
Bristow Group Inc*	749	22,245
Callon Petroleum Co*	2,796	142,149
Civitas Resources Inc	1,330	67,976
CONSOL Energy Inc*	2,184	47,939
Core Laboratories NV	2,961	67,777
DMC Global Inc*	786	28,689
Dril-Quip Inc*	2,345	44,813
FutureFuel Corp	1,848	13,934
Green Plains Inc*	2,420	93,533
Helix Energy Solutions Group Inc*	9,162	27,852
Helmerich & Payne Inc	6,975	156,589
Laredo Petroleum Inc*	645	37,991
Matador Resources Co	6,418	252,035
Matrix Service Co*	1,945	16,902
Nabors Industries Ltd*	420	34,213
NOW Inc*	5,519	46,139
Oceaneering International Inc*	6,554	70,062
Oil States International Inc*	4,333	21,925
Par Pacific Holdings Inc*	2,639	35,732
Patterson-UTI Energy Inc	12,535	88,497
PBF Energy Inc*	6,616	82,898
PDC Energy Inc	6,453	325,425
ProPetro Holding Corp*	5,328	43,796
Range Resources Corp*	14,947	292,363
Ranger Oil Corp*	964	25,951
Renewable Energy Group Inc*	2,628	125,566
REX American Resources Corp*	401	36,491
RPC Inc*	3,687	14,859
SM Energy Co	7,033	203,957
Southwestern Energy Co*	38,772	173,699
SunCoke Energy Inc	5,463	33,270
Talos Energy Inc*	1,436	14,317
US Silica Holdings Inc*	5,269	51,109
Warrior Met Coal Inc	3,658	78,610
Total Energy		2,881,963

Financial (27.82%)
Banks (10.74%)
Allegiance Bancshares Inc	1,202	48,597
Ameris Bancorp	4,502	219,112
BancFirst Corp	1,006	64,012
The Bancorp Inc*	3,287	92,923
BankUnited Inc	5,511	218,456
Banner Corp	2,364	135,410
Cadence Bank	5,634	164,625
Central Pacific Financial Corp	2,032	54,397
City Holding Co	1,050	82,383
Columbia Banking System Inc	4,632	152,208
Community Bank System Inc	3,471	245,261
Customers Bancorp Inc*	2,063	118,911
CVB Financial Corp	8,520	162,817
Dime Community Bancshares Inc	1,639	56,218
Eagle Bancorp Inc	2,155	121,434
FB Financial Corp	2,073	88,932
First BanCorp	14,114	187,575
First Bancorp	1,372	60,972
First Commonwealth Financial Corp	6,398	96,162
First Financial Bancorp	6,297	144,831
First Hawaiian Inc	7,746	203,333
First Midwest Bancorp Inc	7,544	148,843
Flagstar Bancorp Inc	2,709	126,077
Great Western Bancorp Inc	3,661	122,827
Hanmi Financial Corp	2,228	50,063
Heritage Financial Corp	2,370	55,529
Hilltop Holdings Inc	4,320	147,010
HomeStreet Inc	1,518	74,944
Hope Bancorp Inc	8,287	118,918
Independent Bank Corp	2,204	174,248
Independent Bank Group Inc	2,447	169,895
Lakeland Financial Corp	1,632	115,252
Meta Financial Group Inc	2,085	124,620
National Bank Holdings Corp	2,037	86,817
NBT Bancorp Inc	2,917	105,333
OFG Bancorp	3,389	81,675
Old National Bancorp	11,042	195,002
Park National Corp	722	93,925
Preferred Bank	877	59,768
Renasant Corp	3,777	137,596
S&T Bancorp Inc	2,541	76,001
Seacoast Banking Corp of Florida	3,573	120,660
ServisFirst Bancshares Inc	3,122	250,978
Simmons First National Corp	6,990	203,479
Southside Bancshares Inc	2,091	85,208
Tompkins Financial Corp	798	62,372
Triumph Bancorp Inc*	1,512	192,553
TrustCo Bank Corp NY	1,388	45,332
United Community Banks Inc	5,657	193,865
Veritex Holdings Inc	3,196	126,657
Walker & Dunlop Inc	1,944	273,501
Westamerica BanCorp	1,810	97,342
		6,634,859
Diversified Financial Service (2.02%)
B Riley Financial Inc	1,140	88,270
Blucora Inc*	3,171	51,338
Brightsphere Investment Group Inc	2,941	88,318
Encore Capital Group Inc*	1,980	115,513
Enova International Inc*	2,418	92,174
EZCORP Inc*	4,257	31,502
Greenhill & Co Inc	1,066	18,186
Mr Cooper Group Inc*	4,570	179,464
Piper Sandler Cos	918	152,159
PRA Group Inc*	3,048	129,418
StoneX Group Inc*	1,067	59,939
Virtus Investment Partners Inc	481	143,040
WisdomTree Investments Inc	7,365	45,221
World Acceptance Corp*	255	52,382
		1,246,924
Insurance (3.00%)
Ambac Financial Group Inc*	3,262	48,734
American Equity Investment Life Holding Co	5,555	186,815
AMERISAFE Inc	1,293	68,645
Assured Guaranty Ltd	4,953	242,548
eHealth Inc*	1,677	37,028
Employers Holdings Inc	1,968	75,984
Genworth Financial Inc*	32,702	124,922
HCI Group Inc	459	50,674
Horace Mann Educators Corp	2,779	103,018
James River Group Holdings Ltd	2,043	54,017
NMI Holdings Inc*	5,506	107,918
Palomar Holdings Inc*	1,266	92,519
ProAssurance Corp	3,557	81,811
Safety Insurance Group Inc	941	72,711
Selectquote Inc*	2,846	25,614
SiriusPoint Ltd*	5,736	44,167
Stewart Information Services Corp	1,698	120,932
Trupanion Inc*	1,947	240,104
United Fire Group Inc	1,524	31,882
United Insurance Holdings Corp	1,680	6,938
Universal Insurance Holdings Inc	2,188	32,973
		1,849,954
Real Estate (9.88%)
Acadia Realty Trust	5,770	116,496
Agree Realty Corp(a)	4,105	277,334
Alexander & Baldwin Inc	4,865	107,176
American Assets Trust Inc	3,246	111,662
Apollo Commercial Real Estate Finance Inc	8,591	116,236
Armada Hoffler Properties Inc	3,969	55,368
ARMOUR Residential REIT Inc	4,218	41,294
Brandywine Realty Trust	11,409	146,606
CareTrust REIT Inc	6,403	129,405
Centerspace	832	85,022
Chatham Lodging Trust*	3,361	40,030
Community Healthcare Trust Inc	1,456	62,652
DiamondRock Hospitality Co*	13,438	117,045
Diversified Healthcare Trust	15,727	43,878
Easterly Government Properties Inc	5,311	111,372
Ellington Financial Inc	1,416	23,463
Essential Properties Realty Trust Inc	7,581	204,914
Four Corners Property Trust Inc	4,936	133,371
Franklin BSP Realty Trust Inc*	2,227	34,162
Franklin Street Properties Corp	6,376	36,726
The GEO Group Inc	6,097	51,215
Getty Realty Corp	2,449	74,768
Global Net Lease Inc	5,985	84,987
Granite Point Mortgage Trust Inc	3,929	48,445
Hersha Hospitality Trust*	2,572	22,711
Independence Realty Trust Inc	6,510	159,495
Industrial Logistics Properties Trust	4,361	96,640
Innovative Industrial Properties Inc(a)	1,475	378,821
Invesco Mortgage Capital Inc	12,843	38,529
iStar Inc	4,883	118,852
Kite Realty Group Trust	12,949	260,534
KKR Real Estate Finance Trust Inc	1,729	35,669
Lexington Realty Trust	17,951	270,163
LTC Properties Inc	2,624	83,338
Mack-Cali Realty Corp*	5,931	99,107
Marcus & Millichap Inc*	1,681	72,031
New York Mortgage Trust Inc	24,542	91,542
NexPoint Residential Trust Inc	1,473	109,856
Office Properties Income Trust	3,225	76,529
PennyMac Mortgage Investment Trust	6,332	109,987
RE/MAX Holdings Inc	1,277	35,105
Ready Capital Corp	2,655	40,781
Realogy Holdings Corp*	7,684	116,720
Redwood Trust Inc	7,449	95,496
Retail Opportunity Investments Corp	7,888	138,513
RPT Realty	5,757	73,229
Safehold Inc	946	67,677
Saul Centers Inc	843	41,501
Service Properties Trust	10,635	90,504
SITE Centers Corp	9,212	138,733
The St Joe Co	2,077	99,717
Summit Hotel Properties Inc*	6,976	62,435
Tanger Factory Outlet Centers Inc	6,168	122,188
Two Harbors Investment Corp	20,244	119,035
Uniti Group Inc	15,491	205,566
Universal Health Realty Income Trust	828	46,095
Urstadt Biddle Properties Inc	2,141	40,422
Washington Real Estate Investment Trust	5,482	138,146
Whitestone REIT	2,910	26,947
Xenia Hotels & Resorts Inc*	7,607	119,202
		6,095,443
Savings&Loans (2.18%)
Axos Financial Inc*	3,322	188,058
Banc of California Inc	3,213	62,943
Berkshire Hills Bancorp Inc	3,076	82,160
Brookline Bancorp Inc	5,218	80,514
Capitol Federal Financial Inc	8,349	94,845
Investors Bancorp Inc	14,560	216,798
Northfield Bancorp Inc	3,099	52,218
Northwest Bancshares Inc	8,469	112,468
Pacific Premier Bancorp Inc	5,653	219,054
Provident Financial Services Inc	4,301	101,246
WSFS Financial Corp	2,661	132,305
		1,342,609

Total Financial		17,169,789

Industrial (19.07%)
AAON Inc	2,637	205,686
AAR Corp*	2,190	71,525
Advanced Energy Industries Inc	2,477	217,208
Aerojet Rocketdyne Holdings Inc	4,783	201,077
AeroVironment Inc*	1,474	119,040
Alamo Group Inc	650	92,443
Albany International Corp	2,054	166,230
American Woodmark Corp*	1,115	68,729
Apogee Enterprises Inc	1,741	71,903
Applied Industrial Technologies Inc	2,506	238,170
Applied Optoelectronics Inc*	1,515	8,954
ArcBest Corp	1,691	174,308
Arcosa Inc	3,115	159,395
Astec Industries Inc	1,504	94,271
Atlas Air Worldwide Holdings Inc*	1,748	153,142
AZZ Inc	1,735	90,029
Badger Meter Inc	1,884	192,846
Barnes Group Inc	3,125	135,781
Benchmark Electronics Inc	2,427	57,229
Boise Cascade Co	2,535	164,344
Brady Corp	3,226	162,107
Chart Industries Inc*,(a)	2,330	406,702
CIRCOR International Inc*	1,426	38,431
Comfort Systems USA Inc	2,340	221,996
Comtech Telecommunications Corp	1,747	44,356
Dorian LPG Ltd	2,072	25,506
DXP Enterprises Inc*	1,147	31,692
Encore Wire Corp	1,373	192,852
Enerpac Tool Group Corp	3,859	81,463
EnPro Industries Inc	1,372	139,944
ESCO Technologies Inc	1,684	137,650
Exponent Inc(a)	3,407	396,916
Fabrinet*	2,458	271,756
FARO Technologies Inc*	1,177	81,754
Federal Signal Corp	4,041	171,460
Forward Air Corp	1,815	179,231
Franklin Electric Co Inc	2,481	218,452
Gibraltar Industries Inc*	2,180	148,022
Granite Construction Inc	3,111	120,956
The Greenbrier Cos Inc	2,166	86,618
Griffon Corp	3,050	80,246
Harsco Corp*	5,252	76,574
Haynes International Inc	896	35,903
Heartland Express Inc	3,348	56,046
Hillenbrand Inc	4,854	216,488
Hub Group Inc*	2,241	174,058
Ichor Holdings Ltd*	1,611	77,151
Insteel Industries Inc	1,310	55,230
Itron Inc*	2,868	177,558
John Bean Technologies Corp	2,052	323,744
Kaman Corp	1,860	68,820
Knowles Corp*	6,051	131,428
Lindsay Corp	723	105,211
Marten Transport Ltd	3,797	61,056
Materion Corp	1,352	114,460
Matson Inc	2,896	236,111
Matthews International Corp	2,048	71,004
Mesa Laboratories Inc	287	88,623
Moog Inc	1,898	131,285
Mueller Industries Inc	3,818	211,250
Myers Industries Inc	2,544	49,557
MYR Group Inc*	1,085	120,120
National Presto Industries Inc	360	29,441
O-I Glass Inc*	10,182	112,715
Olympic Steel Inc	587	11,945
OSI Systems Inc*	1,130	102,751
Park Aerospace Corp	1,578	20,356
Patrick Industries Inc	1,482	118,219
PGT Innovations Inc*	3,924	80,599
Plexus Corp*	1,863	156,753
Powell Industries Inc	713	17,411
Proto Labs Inc*	1,786	89,514
Saia Inc*,(a)	1,726	571,617
Sanmina Corp*	4,330	158,218
SPX Corp*	2,989	173,810
SPX FLOW Inc	2,726	227,648
Standex International Corp	817	84,159
Sturm Ruger & Co Inc	1,189	85,239
Tennant Co	1,234	97,066
TimkenSteel Corp*	2,857	40,912
Tredegar Corp	1,767	19,437
Triumph Group Inc*	3,587	60,118
TTM Technologies Inc*	6,638	91,472
UFP Industries Inc(a)	3,958	329,622
US Ecology Inc*	1,822	62,076
Vicor Corp*	1,349	193,528
Watts Water Technologies Inc	1,776	335,149
Total Industrial		11,771,872

Technology (9.70%)
3D Systems Corp*	8,262	188,208
8x8 Inc*	6,972	150,247
Agilysys Inc*	1,424	62,015
Allscripts Healthcare Solutions Inc*	8,964	149,071
Apollo Medical Holdings Inc*	851	79,713
Axcelis Technologies Inc*	2,322	143,546
Bottomline Technologies DE Inc*	2,588	116,046
CEVA Inc*	1,480	65,268
Cohu Inc*	2,793	92,085
Computer Programs and Systems Inc*	894	26,346
CSG Systems International Inc	2,212	116,595
CTS Corp	2,147	74,801
Diebold Nixdorf Inc*	5,500	44,605
Digi International Inc*	2,028	43,663
Diodes Inc*	2,808	298,631
Donnelley Financial Solutions Inc*	1,960	91,571
DSP Group Inc*	1,647	36,218
Ebix Inc	1,594	48,713
ExlService Holdings Inc*	2,165	281,169
FormFactor Inc*	5,154	216,056
Insight Enterprises Inc*	2,270	223,867
Kulicke & Soffa Industries Inc	4,014	231,447
LivePerson Inc*	4,137	159,936
ManTech International Corp	1,815	123,329
MaxLinear Inc*	4,450	299,619
MicroStrategy Inc*,(a)	478	344,844
NextGen Healthcare Inc*	3,468	53,754
OneSpan Inc*	2,332	39,854
Onto Innovation Inc*	3,158	297,357
PDF Solutions Inc*	1,992	59,621
Photronics Inc*	4,101	54,174
Pitney Bowes Inc	9,991	68,239
Power Integrations Inc(a)	3,951	395,219
Progress Software Corp	2,859	138,519
Rambus Inc*	7,226	194,379
Simulations Plus Inc	871	40,911
SMART Global Holdings Inc*	942	53,713
SPS Commerce Inc*	2,361	332,877
Tabula Rasa HealthCare Inc*	1,408	16,009
TTEC Holdings Inc	1,178	99,411
Ultra Clean Holdings Inc*	2,695	147,713
Unisys Corp*	3,709	67,355
Veeco Instruments Inc*	3,502	93,083
Xperi Holding Corp	6,977	125,028
Total Technology		5,984,825

Utilities (1.84%)
American States Water Co	2,386	224,714
Avista Corp	4,542	174,912
California Water Service Group	3,304	208,185
Chesapeake Utilities Corp	1,162	147,992
Middlesex Water Co	1,127	116,126
Northwest Natural Holding Co	2,034	87,706
South Jersey Industries Inc	6,618	155,523
Unitil Corp	486	20,140
Total Utilities		1,135,298

Total Common Stock (Cost $40,990,478)		65,682,248

Right (0.19%)
Lantheus Holdings Inc*	4,413	118,180

Collateral Received for Securities on Loan (1.64%)
Mount Vernon Liquid Assets Portfolio (Cost $1,014,219)		1,014,219

Total Investments (Cost $42,004,697)(b) (108.26%)		$66,814,646
Liabilities in Excess of Other Assets (-8.26%)		(5,098,937)
Net Assets (100.00%)		$61,715,709

*	Non-income producing security.

(a)	A portion of these securities, a total of $4,770,569.83, have been pledged or segregated in connection with obligations for futures contracts.

(b)	Aggregate cost for federal income tax purpose is $42,045,493.

At November 30, 2021, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$28,844,155
Unrealized depreciation	(4,057,625)
Net unrealized appreciation	$24,786,530

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

Futures contracts at November 30, 2021:

Contracts - $50 times premium / delivery month / commitment / exchange

Russell 2000 MINI	Notional Amount	Value	Unrealized Appreciation
9 / DEC 2021 / Long / CME	$1,012,205	$988,785	$(23,420)